Property, plant and equipment - Fully Owned (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 105,718	€ 68,264
Ending balance	126,726	105,718	€ 68,264
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	140,555	98,972	71,823
Impact of acquisitions of businesses	2,254
Additions	29,336	52,839	38,664
Sales and disposals	(4,790)	(11,494)	(1,228)
Reclassifications to assets held for sale			(10,110)
Translation differences	233	238	(178)
Ending balance	167,588	140,555	98,972
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,837	30,708	31,117
Sales and disposals	(4,075)	(11,494)	(1,186)
Reclassifications to assets held for sale			(4,814)
Translation differences	66	47	(75)
Depreciation	10,034	6,260	5,666
Impairment		9,316
Ending balance	40,862	34,837	30,708
Land, buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,626	13,011
Ending balance	80,905	20,626	13,011
Land, buildings and leasehold improvements | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,131	16,739	5,284
Impact of acquisitions of businesses	29
Additions	914	1,924	885
Sales and disposals	(2,846)		(51)
Reclassifications	64,286	7,273	10,625
Reclassifications to assets held for sale			(2)
Translation differences	205	195	(2)
Ending balance	88,719	26,131	16,739
Land, buildings and leasehold improvements | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,505	3,728	3,080
Sales and disposals	(2,173)		(51)
Reclassifications			46
Translation differences	49	28	(1)
Depreciation	4,433	1,749	654
Ending balance	7,814	5,505	3,728
New Building, Oegstgeest, Netherlands
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	64,300
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,521	15,257
Ending balance	28,530	21,521	15,257
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	46,270	37,607	44,655
Impact of acquisitions of businesses	2,117
Additions	5,688	4,453	3,737
Sales and disposals	(600)	(1,001)	(1,096)
Reclassifications	3,580	5,210	(623)
Reclassifications to assets held for sale			(8,938)
Translation differences	(15)	1	(127)
Ending balance	57,040	46,270	37,607
Installation and machinery | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,749	22,350	25,885
Sales and disposals	(574)	(1,000)	(1,058)
Reclassifications			(1,675)
Reclassifications to assets held for sale			(4,327)
Translation differences	(1)	1	(61)
Depreciation	4,336	3,398	3,587
Ending balance	28,510	24,749	22,350
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,247	2,724
Ending balance	5,704	3,247	2,724
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,829	7,352	4,028
Impact of acquisitions of businesses	108
Additions	3,438	434	1,824
Sales and disposals	(1,344)	(1,177)	(81)
Reclassifications	167	1,175	2,084
Reclassifications to assets held for sale			(484)
Translation differences	43	45	(19)
Ending balance	10,241	7,829	7,352
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,582	4,628	2,119
Sales and disposals	(1,328)	(1,178)	(77)
Reclassifications			1,629
Reclassifications to assets held for sale			(448)
Translation differences	18	18	(13)
Depreciation	1,265	1,113	1,418
Ending balance	4,537	4,582	4,628
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	60,324	37,273
Impairment		9,300
Ending balance	11,587	60,324	37,273
Other tangible assets | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	60,324	37,273	17,856
Additions	19,296	46,028	32,218
Sales and disposals		(9,316)
Reclassifications	(68,033)	(13,658)	(12,086)
Reclassifications to assets held for sale			(686)
Translation differences		(3)	(30)
Ending balance	€ 11,587	60,324	37,273
Other tangible assets | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			31
Sales and disposals		(9,316)
Reclassifications to assets held for sale			(39)
Depreciation			€ 7
Impairment		€ 9,316